Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF

February 29, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.6%
Communication Services - 8.7%
Akatsuki, Inc.	100	$3,829
Capcom Co. Ltd.	700	19,066
COLOPL, Inc.	500	3,843
CyberAgent, Inc.	900	34,168
Daiichikosho Co. Ltd.	300	12,265
DeNA Co. Ltd.	700	9,014
Dentsu Group, Inc.	1,600	41,711
Dip Corp.	300	7,267
GungHo Online Entertainment, Inc.	440	6,963
Hakuhodo DY Holdings, Inc.	2,300	26,846
Kakaku.com, Inc.	1,200	25,699
KDDI Corp.	12,400	351,543
Konami Holdings Corp.	600	21,666
Mixi, Inc.	500	7,940
Nexon Co. Ltd.	4,600	73,223
Nintendo Co. Ltd.	1,030	346,341
Nippon Telegraph & Telephone Corp.	16,800	393,970
Nippon Television Holdings, Inc.	1,500	18,134
NTT DOCOMO, Inc.	12,200	331,113
SoftBank Group Corp.	7,900	367,151
Square Enix Holdings Co. Ltd.	700	28,230
Toho Co. Ltd.	1,000	30,826
Z Holdings Corp.	22,600	82,342
(Cost $2,245,747)		2,243,150
Consumer Discretionary - 15.1%
ABC-Mart, Inc.	200	11,422
Aisin Seiki Co. Ltd.	1,300	42,182
Bandai Namco Holdings, Inc.	1,700	84,634
Bic Camera, Inc.	800	7,068
Bridgestone Corp.	4,800	160,467
Casio Computer Co. Ltd.	1,400	24,102
Daikyonishikawa Corp.	600	3,371
Denso Corp.	3,700	144,755
Fast Retailing Co. Ltd.(a)	220	108,995
Fujitsu General Ltd.	500	9,948
Goldwin, Inc.	300	18,301
Haseko Corp.	2,100	27,062
Hikari Tsushin, Inc.	200	37,992
Honda Motor Co. Ltd.	13,300	345,185
Iida Group Holdings Co. Ltd.	1,300	17,584
Isuzu Motors Ltd.	5,100	48,038
Izumi Co. Ltd.	400	10,988
J. Front Retailing Co. Ltd.	2,100	22,331
JTEKT Corp.	1,600	15,619
Koito Manufacturing Co. Ltd.	1,000	39,494
KOMEDA Holdings Co. Ltd.	300	5,084
K's Holdings Corp.	1,500	16,507
Marui Group Co. Ltd.	1,400	27,334
Mazda Motor Corp.	5,200	36,156
McDonald's Holdings Co. Japan Ltd.	700	29,398
NGK Spark Plug Co. Ltd.	1,400	23,038
Nifco, Inc.	700	17,009
Nikon Corp.	2,900	29,816
Nitori Holdings Co. Ltd.	700	97,117
Nojima Corp.	300	5,343
Oriental Land Co. Ltd.	1,700	193,302
PALTAC Corp.	300	12,710
Pan Pacific International Holdings Corp.	4,000	66,305
Panasonic Corp.	18,800	179,608
Pressance Corp.	400	4,227
Rakuten, Inc.	7,400	61,950
Resorttrust, Inc.	700	9,254
Rinnai Corp.	300	20,498
Ryohin Keikaku Co. Ltd.	2,300	31,515
Sekisui Chemical Co. Ltd.	3,500	52,209
Sekisui House Ltd.	5,700	111,870
Seria Co. Ltd.	400	10,710
Shimamura Co. Ltd.	200	13,369
Shimano, Inc.	600	84,105
Skylark Holdings Co. Ltd.(a)	1,700	25,500
Sony Corp.	7,200	441,285
Stanley Electric Co. Ltd.	1,100	26,882
Starts Corp., Inc.	200	4,124
Subaru Corp.	5,200	126,282
Sumitomo Electric Industries Ltd.	6,100	72,981
Sumitomo Forestry Co. Ltd.	1,400	20,870
Sumitomo Rubber Industries Ltd.	1,500	15,617
Suzuki Motor Corp.	3,300	132,685
T-Gaia Corp.	100	1,913
Tomy Co. Ltd.	600	5,312
Topre Corp.	500	6,531
Toyoda Gosei Co. Ltd.	600	12,827
Toyota Boshoku Corp.	600	8,294
Toyota Industries Corp.	1,400	74,111
Toyota Motor Corp.	6,446	425,909
TPR Co. Ltd.	300	4,186
TS Tech Co. Ltd.	400	10,450
United Arrows Ltd.	200	4,470
USS Co. Ltd.	1,900	30,050
Workman Co. Ltd.	200	12,293
Yamaha Corp.	1,000	49,135
Yamaha Motor Co. Ltd.	2,200	35,244
Yokohama Rubber Co. Ltd.	900	14,660
Zensho Holdings Co. Ltd.	700	12,791
ZOZO, Inc.	1,300	18,247
(Cost $4,276,772)		3,910,621
Consumer Staples - 9.0%
Aeon Co. Ltd.(a)	6,400	119,527
Ain Holdings, Inc.	200	11,570

Ajinomoto Co., Inc.	3,600	60,476
Ariake Japan Co. Ltd.	200	12,757
Asahi Group Holdings Ltd.	3,600	138,507
Calbee, Inc.	800	20,492
Cosmos Pharmaceutical Corp.	100	21,722
Create SD Holdings Co. Ltd.	300	6,797
Ezaki Glico Co. Ltd.	500	20,604
FamilyMart Co. Ltd.(a)	1,300	28,756
Japan Tobacco, Inc.	9,700	192,804
Kao Corp.	4,000	291,772
Kewpie Corp.	800	14,722
Kikkoman Corp.	1,200	55,736
Kirin Holdings Co. Ltd.	7,100	136,583
Kobayashi Pharmaceutical Co. Ltd.	500	36,388
Kobe Bussan Co. Ltd.	600	21,888
Kose Corp.	300	35,989
Kusuri no Aoki Holdings Co. Ltd.	200	12,238
Lawson, Inc.	400	21,249
Lion Corp.	2,200	36,427
Maruha Nichiro Corp.	300	6,302
Matsumotokiyoshi Holdings Co. Ltd.	700	22,941
MEIJI Holdings Co. Ltd.	1,100	65,675
Morinaga & Co. Ltd.	400	15,816
NH Foods Ltd.	700	26,413
Nichirei Corp.	900	22,970
Nippon Suisan Kaisha Ltd.	2,400	11,370
Nissin Foods Holdings Co. Ltd.	700	55,162
Pigeon Corp.	1,000	33,931
Pola Orbis Holdings, Inc.	800	15,308
Seven & i Holdings Co. Ltd.	6,500	222,723
Shiseido Co. Ltd.	3,300	196,351
Sugi Holdings Co. Ltd.	300	14,212
Sundrug Co. Ltd.	600	18,774
Suntory Beverage & Food Ltd.	1,100	41,914
Toyo Suisan Kaisha Ltd.	800	31,706
Tsuruha Holdings, Inc.	360	41,819
Unicharm Corp.	3,200	103,774
Welcia Holdings Co. Ltd.	500	30,130
Yakult Honsha Co. Ltd.	1,200	54,902
Yaoko Co. Ltd.	200	10,828
(Cost $2,700,538)		2,340,025
Energy - 1.0%
Cosmo Energy Holdings Co. Ltd.	600	10,024
Idemitsu Kosan Co. Ltd.	1,900	46,820
Inpex Corp.	8,800	76,109
Iwatani Corp.	400	13,146
JXTG Holdings, Inc.	26,000	104,612
Modec, Inc.	200	3,350
(Cost $426,893)		254,061
Financials - 10.6%
AEON Financial Service Co. Ltd.	900	13,083
Aozora Bank Ltd.	900	22,545
Chiba Bank Ltd.	5,500	27,178
Concordia Financial Group Ltd.	10,500	36,212
Dai-ichi Life Holdings, Inc.	9,400	128,845
Daiwa Securities Group, Inc.	12,800	54,492
Financial Products Group Co. Ltd.	300	2,381
Fuyo General Lease Co. Ltd.	200	11,292
Japan Exchange Group, Inc.	4,800	80,768
Matsui Securities Co. Ltd.	900	6,984
Mebuki Financial Group, Inc.	8,500	16,627
Mitsubishi UFJ Financial Group, Inc.	84,200	415,204
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,100	23,452
Mizuho Financial Group, Inc.	226,000	309,253
MS&AD Insurance Group Holdings, Inc.	4,400	142,078
Nomura Holdings, Inc.	29,200	129,805
Orient Corp.	4,400	5,425
ORIX Corp.	10,400	167,958
Resona Holdings, Inc.	17,800	67,527
SBI Holdings, Inc.	1,900	38,312
Seven Bank Ltd.	5,100	13,428
Shinsei Bank Ltd.	1,100	14,654
Sompo Holdings, Inc.	3,100	115,418
Sony Financial Holdings, Inc.	1,300	26,008
Sumitomo Mitsui Financial Group, Inc.	11,200	361,756
Sumitomo Mitsui Trust Holdings, Inc.	3,200	109,767
T&D Holdings, Inc.	5,100	50,355
Tokio Marine Holdings, Inc.	5,900	317,303
Tokyo Century Corp.	400	16,613
Zenkoku Hosho Co. Ltd.	500	18,750
(Cost $3,395,069)		2,743,473
Health Care - 10.5%
Alfresa Holdings Corp.	1,700	29,882
Asahi Intecc Co. Ltd.	1,900	45,551
Astellas Pharma, Inc.	14,800	233,117
Chugai Pharmaceutical Co. Ltd.	1,800	195,494
Daiichi Sankyo Co. Ltd.	4,800	293,256
Eisai Co. Ltd.	2,000	147,981
Hisamitsu Pharmaceutical Co., Inc.	500	22,412
Hoya Corp.	3,400	302,884
Japan Lifeline Co. Ltd.	400	4,869
Kaken Pharmaceutical Co. Ltd.	300	14,574
Kyowa Kirin Co. Ltd.	1,700	40,504
M3, Inc.	3,500	90,400
Medipal Holdings Corp.	1,800	32,908
Nihon Kohden Corp.	800	23,808
Nippon Shinyaku Co. Ltd.	400	29,630
Olympus Corp.	9,300	169,161
Ono Pharmaceutical Co. Ltd.	3,800	77,857
Otsuka Holdings Co. Ltd.	3,200	121,040
PeptiDream, Inc.*	800	31,892
Santen Pharmaceutical Co. Ltd.	3,100	49,777

Sawai Pharmaceutical Co. Ltd.	400	22,695
Shionogi & Co. Ltd.	2,200	119,214
Ship Healthcare Holdings, Inc.	300	12,182
Sumitomo Dainippon Pharma Co. Ltd.	1,200	17,366
Sysmex Corp.	1,200	76,974
Takeda Pharmaceutical Co. Ltd.	10,800	376,771
Terumo Corp.	4,700	151,547
(Cost $2,634,563)		2,733,746
Industrials - 22.9%
AGC, Inc.	1,600	45,983
Aica Kogyo Co. Ltd.	500	14,810
Amada Holdings Co. Ltd.	2,100	19,625
ANA Holdings, Inc.	2,900	78,169
Benefit One, Inc.	600	9,156
Central Japan Railway Co.	1,400	230,770
COMSYS Holdings Corp.	900	22,228
Daifuku Co. Ltd.	900	53,567
Daikin Industries Ltd.	2,140	292,138
DMG Mori Co. Ltd.	900	11,373
East Japan Railway Co.	3,000	231,373
en-japan, Inc.	300	8,277
FANUC Corp.	1,600	266,555
Fuji Electric Co. Ltd.	1,100	30,216
Furukawa Electric Co. Ltd.	500	11,018
Hankyu Hanshin Holdings, Inc.	2,100	69,114
Harmonic Drive Systems, Inc.	300	12,627
Hazama Ando Corp.	1,000	7,333
Hino Motors Ltd.	2,100	17,366
Hitachi Construction Machinery Co. Ltd.	700	17,282
Hitachi Transport System Ltd.	400	10,776
IHI Corp.	1,200	25,243
ITOCHU Corp.	11,500	262,432
Japan Airlines Co. Ltd.	2,900	71,999
Japan Airport Terminal Co. Ltd.	500	19,562
Kajima Corp.	4,200	45,284
Kanamoto Co. Ltd.	300	6,644
Kanematsu Corp.	800	8,692
Kawasaki Heavy Industries Ltd.	1,300	23,622
Keihan Holdings Co. Ltd.	900	36,546
Keio Corp.	900	43,304
Keisei Electric Railway Co. Ltd.	1,200	38,437
Kintetsu Group Holdings Co. Ltd.	1,600	69,198
Komatsu Ltd.	7,700	155,799
Kubota Corp.	8,800	124,252
Kumagai Gumi Co. Ltd.	300	7,977
Kyowa Exeo Corp.	800	17,496
Kyudenko Corp.	400	10,721
Maeda Corp.	1,300	11,642
Makita Corp.	2,200	76,179
Marubeni Corp.	17,200	114,300
Meitec Corp.	200	9,456
MINEBEA MITSUMI, Inc.	3,100	54,720
MISUMI Group, Inc.	2,000	42,219
Mitsubishi Corp.	11,700	291,781
Mitsubishi Electric Corp.	16,700	212,263
Mitsubishi Heavy Industries Ltd.	2,800	88,752
Mitsui & Co. Ltd.	14,600	241,405
MonotaRO Co. Ltd.	1,200	26,700
Nabtesco Corp.	900	24,297
Nagoya Railroad Co. Ltd.	1,700	44,429
NGK Insulators Ltd.	2,000	31,465
Nichias Corp.	500	10,351
Nidec Corp.	2,000	236,963
Nihon M&A Center, Inc.	1,200	36,490
Nippo Corp.	500	11,343
Nippon Express Co. Ltd.	600	28,758
Nippon Steel Trading Corp.	200	8,121
Nishimatsu Construction Co. Ltd.	400	8,425
Nissin Electric Co. Ltd.	300	2,870
NSK Ltd.	3,400	26,068
Obara Group, Inc.	100	2,679
Obayashi Corp.	5,200	52,499
Odakyu Electric Railway Co. Ltd.	2,500	48,301
OSG Corp.	900	13,509
Outsourcing, Inc.	900	6,567
Park24 Co. Ltd.	900	17,547
Penta-Ocean Construction Co. Ltd.	2,300	12,261
Persol Holdings Co. Ltd.	1,600	21,197
Pilot Corp.	300	9,776
Recruit Holdings Co. Ltd.	11,500	400,658
Sankyu, Inc.	500	21,300
Sanwa Holdings Corp.	1,700	15,634
Secom Co. Ltd.	1,700	135,146
Seibu Holdings, Inc.	2,100	29,709
Shimizu Corp.	5,400	49,161
SMC Corp.	520	207,634
SMS Co. Ltd.	600	11,509
Sohgo Security Services Co. Ltd.	600	28,091
Sojitz Corp.	8,400	24,297
Sotetsu Holdings, Inc.	700	15,938
Sumitomo Corp.	10,500	150,348
Sumitomo Heavy Industries Ltd.	1,000	21,805
Sumitomo Mitsui Construction Co. Ltd.	900	4,572
Taisei Corp.	1,800	61,660
Takeuchi Manufacturing Co. Ltd.	300	4,603
TechnoPro Holdings, Inc.	300	17,856
THK Co. Ltd.	1,000	22,927
Tobu Railway Co. Ltd.	1,700	50,749
Toda Corp.	2,200	13,176
TOKAI Holdings Corp.	800	6,549
Tokyu Construction Co. Ltd.	500	3,143
Tokyu Corp.	4,300	66,016

TOTO Ltd.	1,200	45,557
Toyota Tsusho Corp.	1,800	54,485
UT Group Co. Ltd.	200	3,986
West Japan Railway Co.	1,500	105,938
Yamato Holdings Co. Ltd.	2,800	44,181
Yaskawa Electric Corp.	1,800	56,487
(Cost $6,680,757)		5,923,412
Information Technology - 11.5%
Advantest Corp.	1,300	59,236
Alps Alpine Co. Ltd.	1,500	23,070
Azbil Corp.	1,000	24,781
Brother Industries Ltd.	2,200	39,221
Canon, Inc.(a)	9,000	228,077
Daiwabo Holdings Co. Ltd.	100	5,071
Digital Garage, Inc.	300	9,387
Disco Corp.	225	45,640
Elecom Co. Ltd.	200	6,731
Fujitsu Ltd.	1,600	166,282
GMO Payment Gateway, Inc.	300	18,412
Hamamatsu Photonics KK	1,100	42,678
Hirose Electric Co. Ltd.	265	28,155
Hitachi High-Tech Corp.	600	44,333
Hitachi Ltd.	8,100	273,116
Horiba Ltd.	300	16,382
Itochu Techno-Solutions Corp.	800	22,206
Keyence Corp.	1,200	382,812
Konica Minolta, Inc.	3,300	17,928
Kyocera Corp.	2,400	151,211
Lasertec Corp.	800	36,527
Murata Manufacturing Co. Ltd.	4,900	259,889
NEC Corp.	2,000	74,908
Nihon Unisys Ltd.	500	15,088
Nomura Research Institute Ltd.	2,300	50,216
NS Solutions Corp.	300	8,322
NTT Data Corp.	4,500	53,859
Obic Co. Ltd.	600	73,926
Omron Corp.	1,500	81,213
Oracle Corp.	300	23,474
Otsuka Corp.	900	38,506
Renesas Electronics Corp.*	7,900	47,679
SCREEN Holdings Co. Ltd.	300	15,213
SCSK Corp.	400	20,655
Seiko Epson Corp.	2,100	29,748
Shimadzu Corp.	2,000	48,728
SUMCO Corp.	2,000	30,427
Taiyo Yuden Co. Ltd.	700	19,599
TDK Corp.	800	77,504
TIS, Inc.	600	35,544
Tokyo Electron Ltd.	1,125	232,843
Tokyo Seimitsu Co. Ltd.	300	9,401
Toshiba TEC Corp.	200	7,380
Trend Micro, Inc.	700	34,849
Ulvac, Inc.	300	8,733
V Technology Co. Ltd.	100	3,518
Yokogawa Electric Corp.	1,600	25,766
(Cost $2,651,429)		2,968,244
Materials - 5.6%
Air Water, Inc.	1,200	15,898
Asahi Kasei Corp.	11,000	91,853
Daicel Corp.	2,400	20,715
Denka Co. Ltd.	700	17,704
DIC Corp.	700	16,607
Dowa Holdings Co. Ltd.	400	13,220
Hitachi Chemical Co. Ltd.	800	33,783
Hitachi Metals Ltd.	1,600	22,888
JFE Holdings, Inc.	4,600	42,731
JSR Corp.	1,600	28,183
Kansai Paint Co. Ltd.	1,700	37,147
Kuraray Co. Ltd.	2,800	29,177
Mitsubishi Chemical Holdings Corp.	10,900	73,394
Mitsubishi Gas Chemical Co., Inc.	1,400	21,234
Mitsui Chemicals, Inc.	1,400	30,358
Nippon Light Metal Holdings Co. Ltd.	4,500	7,927
Nippon Paint Holdings Co. Ltd.	1,400	63,923
Nippon Steel Corp.	7,600	85,677
Nissan Chemical Corp.	900	38,089
Nitto Denko Corp.	1,200	60,298
NOF Corp.	700	22,486
Oji Holdings Corp.	6,800	32,467
Shin-Etsu Chemical Co. Ltd.	2,800	315,264
Showa Denko KK	1,200	25,944
Sumitomo Chemical Co. Ltd.	12,800	46,636
Sumitomo Metal Mining Co. Ltd.	2,100	52,283
Taiheiyo Cement Corp.	1,000	24,688
Taiyo Nippon Sanso Corp.	1,400	25,063
Teijin Ltd.	1,200	19,747
Tokai Carbon Co. Ltd.	1,700	15,209
Tokuyama Corp.	500	11,283
Toray Industries, Inc.	12,000	69,498
Tosoh Corp.	2,500	34,325
Ube Industries Ltd.	900	16,421
(Cost $1,753,515)		1,462,120
Real Estate - 3.4%
Aeon Mall Co. Ltd.	900	12,774
Daito Trust Construction Co. Ltd.	600	61,048
Daiwa House Industry Co. Ltd.	5,300	146,399
Hulic Co. Ltd.	3,400	38,077
Ichigo, Inc.	2,100	6,386
Mitsubishi Estate Co. Ltd.	11,500	196,597
Mitsui Fudosan Co. Ltd.	8,300	190,639
Nomura Real Estate Holdings, Inc.	1,100	23,741
Open House Co. Ltd.	600	15,141

Relo Group, Inc.	900	19,700
Sumitomo Realty & Development Co. Ltd.	3,700	115,667
Tokyo Tatemono Co. Ltd.	1,800	24,581
Tokyu Fudosan Holdings Corp.	4,600	29,042
(Cost $930,718)		879,792
Utilities - 1.3%
Chubu Electric Power Co., Inc.	5,100	66,549
Electric Power Development Co. Ltd.	1,200	25,766
Kansai Electric Power Co., Inc.	6,400	69,094
Kyushu Electric Power Co., Inc.	3,300	23,924
Osaka Gas Co. Ltd.	3,200	51,768
Tohoku Electric Power Co., Inc.	4,200	36,913
Tokyo Gas Co. Ltd.	3,300	66,786
(Cost $452,742)		340,800
TOTAL COMMON STOCKS
(Cost $28,148,743)		25,799,444
SECURITIES LENDING COLLATERAL - 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50%(b)(c)
(Cost $53,110)	53,110	53,110
CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 1.54%(b)
(Cost $26,904)	26,904	26,904

TOTAL INVESTMENTS - 99.9%
(Cost $28,228,757)		$25,879,458
Other assets and liabilities, net - 0.1%		34,989
NET ASSETS - 100.0%		$25,914,447

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2020 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2020	Value ($) at 2/29/2020
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50%(b)(c)
90,435	—	(37,325)(d)	—	—	2,632	—	53,110	53,110
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 1.54%(b)
2,441	914,340	(889,877)	—	—	464	—	26,904	26,904
92,876	914,340	(927,202)	—	—	3,096	—	80,014	80,014

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2020 amounted to $485,313, which is 1.9% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $474,026.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2020.

At February 29, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(e)
JPX-Nikkei 400 Index Futures	JPY	8	$113,444	$99,903	3/12/2020	$(13,541)

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 29, 2020.

Currency Abbreviations
JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(f)	$25,799,444	$—	$—	$25,799,444
Short-Term Investments(f)	80,014	—	—	80,014
TOTAL	$25,879,458	$—	$—	$25,879,458
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(g)
Futures Contracts	$(13,541)	$—	$—	$(13,541)
TOTAL	$(13,541)	$—	$—	$(13,541)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.